Leases Disclosure of Information about Right of Use Assets (Details) - ZAR (R) R in Millions		12 Months Ended
	Oct. 01, 2020	Jun. 30, 2021	Jun. 30, 2020
Presentation of leases for lessee [abstract]
Right-of-use assets		R 151	R 0
Impact of adopting IFRS 16 - Right of Use Assets			81
Additions to right-of-use assets		174	106
Lease modifications		35	0
Depreciation, right-of-use assets		(80)	(45)
Termination of lease asset		(1)	(8)
Increase / (Decrease) Through Net Exchange Differences - Right of use Assets		(28)	17
Right-of-use assets		262	151
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets		R 174	106
Mponeng operations and related assets
Presentation of leases for lessee [abstract]
Additions to right-of-use assets	R 11		0
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	R 11		R 0